Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares issued	7,500,000	7,500,000
Common Stock, shares outstanding	7,500,000	7,500,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0